Segment Information - Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Dividend income	€ 1,571	€ 1,124	€ 1,164
Realized gains and (losses) on repurchased debt		1	1
Other income	200	8	540
Interest charges and related fees	513	507	435
Other charges	(1)	(375)	(235)
Segment total [member]
Disclosure of reconciliation from underlying earnings before tax to income before tax [Line Items]
Underlying earnings before tax	1,973	2,074	2,140
Elimination of share in earnings of joint ventures and associates	50	72	61
Rental income	(76)	(72)	(61)
Dividend income	9	30
Recovered claims and benefits		2
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(17)	(295)	(437)
Net fair value change on borrowings and other financial liabilities	7	6
Realized gains and losses on financial investments	399	(92)	431
Gains and (losses) on investments in real estate	317	261	193
Net fair value change of derivatives	163	(67)	(134)
Net foreign currency gains and (losses)		(2)	5
Realized gains and (losses) on repurchased debt		1	1
Other income	200	8	540
Change in valuation of liabilities for insurance contracts	(1,231)	(341)	(254)
Change in valuation of liabilities for investment contracts	(13)	13	(19)
Benefits and claims paid life	7
Policyholder claims and benefits - Other	50	(9)	34
Commissions and expenses	(319)	(428)	256
Impairment (charges) reversals	(105)	(20)	(16)
Interest charges and related fees	21
Other charges	(1)	(375)	(235)
Run-off businesses	23	(14)	30
Income / (loss) before tax	€ 1,457	€ 751	€ 2,534